Earnout Liability (Tables)	6 Months Ended
Jun. 30, 2024
Earnout Liability [Abstract]
Schedule of Earnout Liability

Sponsor Earnout
As of December 31, 2023	$419
Change in fair value of financial instruments	(206)
As of June 30, 2024	$213

Schedule of Assumptions used in the Valuation	Assumptions used in the valuation are as follows:

	June 30, 2024	December 31, 2023
Expected term (in years)	2.57	3.07
Dividend yield (%)	—%	—%
Expected volatility	80.5%	64.0%
Risk-free interest rate	4.6%	4.0%
Expected number of shares	1,775,962	1,775,962